TAXATION (Schedule of (Loss) Income from Continuing Operations Before Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Non - PRC	¥ (142,750)	$ (21,879)	¥ (127,243)	¥ (98,709)
PRC	(298,903)	(45,809)	(263,835)	(126,537)
Loss before income tax	¥ (441,653)	$ (67,688)	¥ (391,078)	¥ (225,246)